Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(11)	Income Taxes

The components of the net deferred tax asset are as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Deferred tax asset:
Federal	$9,102	9,333
State	1,465	1,586

	10,567	10,919

Deferred tax liability:
Federal	(1,726)	(1,071)
State	(353)	(219)

	(2,079)	(1,290)

	$8,488	9,629

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	September 30,	September 30,
	In Thousands
	2011	2010

Financial statement allowance for loan losses in excess of tax allowance	$8,994	8,169
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,019)	(615)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	773	674
Writedown of other real estate not deductible for income tax purposes until sold	800	—
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest	(43)	(194)
Unrealized loss (gain) on securities available-for-sale	(537)	2,075

	$8,488	9,629

The components of income tax expense (benefit) are summarized as follows:

	September 30,	September 30,	September 30,
	In Thousands
	Federal	State	Total

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

2010
Current	$6,991	1,226	8,217
Deferred	(2,065)	(324)	(2,389)

Total	$4,926	902	5,828

2009
Current	$7,591	1,528	9,119
Deferred	(1,626)	(313)	(1,939)

Total	$5,965	1,215	7,180

A reconciliation of actual income tax expense of $6,545,000, $5,828,000 and $7,180,000 for the years ended December 31, 2011, 2010 and 2009, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Computed “expected” tax expense	$5,642	5,051	6,374
State income taxes, net of Federal income tax benefit	694	587	818
Tax exempt interest, net of interest expense exclusion	(199)	(196)	(199)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	187	194	216
Earnings on cash surrender value of life insurance	(21)	(19)	(29)
Expenses not deductible for tax purposes	24	19	25
Stock based compensation expense	8	7	7
Other	210	185	(32)

	$6,545	5,828	7,180

Total income tax expense for 2011, 2010 and 2009, includes $73,000, $204,000 and $191,000 of expense related to the realized gain and loss, respectively, on sale of securities.

As of December 31, 2011, 2010 or 2009 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2011.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2011, were approximately $10.6 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and its subsidiary file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2008, which would include audits of acquired entities. The Company’s Federal tax returns have been audited through December 31, 2003 with no changes.